Goodwill	12 Months Ended
Dec. 31, 2025
Goodwill [Godwill]
Goodwill
10.	Goodwill

The changes in the carrying amount of goodwill for the year ended December 31, 2025 are as follows:

Balance as of January 1, 2025	$-
Increase due to acquisition of RBSB	196,174
Impairment loss	(196,174)
Balance as of December 31, 2025	$-